Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of tax expense by geographic location

€ millions	2021	2020	2019
Current tax expense
Germany	608	895	625
Foreign	1,360	1,001	1,153
Total current tax expense	1,968	1,896	1,778
Deferred tax expense/income
Germany	109	-38	-3
Foreign	-606	80	-549
Total deferred tax expense/income	-497	42	-552
 Total income tax expense	1,471	1,938	1,226

Schedule of major components of tax expense

€ millions	2021	2020	2019
Current tax expense/income
Tax expense for current year	1,707	1,653	1,818
Taxes for prior years	261	243	-40
Total current tax expense	1,968	1,896	1,778
Deferred tax expense/income
Origination and reversal of temporary differences	-526	47	-710
Unused tax losses, research and development tax credits, and foreign tax credits	29	-5	158
Total deferred tax expense/income	-497	42	-552
 Total income tax expense	1,471	1,938	1,226

Schedule of profit before tax by geographic location

€ millions	2021	2020	2019
Germany	2,040	2,481	2,012
Foreign	4,807	4,739	2,584
 Total	6,847	7,220	4,596

Schedule of relationship between tax expense and profit before tax

€ millions, unless otherwise stated	2021	2020	2019
 Profit before tax	6,847	7,220	4,596
Tax expense at applicable tax rate of 26.4% (2020: 26.3%; 2019: 26.4%)	1,808	1,901	1,212
Tax effect of:
Foreign tax rates	-126	-166	-171
Non-deductible expenses	420	254	116
Tax-exempt income	-630	-282	-131
Withholding taxes	204	105	138
Research and development and foreign tax credits	-75	-100	-89
Prior-year taxes	9	128	80
Reassessment of deferred tax assets, research and development tax credits, and foreign tax credits	-34	41	48
Other	-105	57	23
 Total income tax expense	1,471	1,938	1,226
Effective tax rate (in %)	21.5	26.8	26.7

Schedule of recognized deferred tax assets and liabilities

€ millions	2021	2020
Deferred tax assets
Intangible assets	759	455
Property, plant, and equipment	19	19
Other financial assets	14	11
Trade and other receivables	58	115
Pension provisions	196	194
Share-based payments	278	197
Other provisions and obligations	1,097	1,155
Contract liabilities	781	631
Carryforwards of unused tax losses	146	123
Research and development and foreign tax credits	77	57
Other	134	108
Total deferred tax assets	3,559	3,065
Deferred tax liabilities
Intangible assets	903	854
Property, plant, and equipment	525	529
Other financial assets	169	239
Trade and other receivables	206	178
Pension provisions	29	21
Share-based payments	1	0
Other provisions and obligations	50	87
Contract liabilities	7	4
Other	181	123
Total deferred tax liabilities	2,071	2,035
Total deferred tax assets, net	1,488	1,030

The increase in deferred tax assets for intangible assets mainly results from the capitalization of research and development expenses for tax purposes. Furthermore, the deferred tax assets for contract liabilities increased mainly because of deferred revenue.

Deferred tax assets for other provisions and obligations in the amount of €472 million (2020: €452 million) and deferred tax liabilities for property, plant, and equipment in the amount of €405 million (2020: €400 million) result from the accounting of liabilities and right-of-use assets from leases.

Schedule of items not resulting in a deferred tax asset

€ millions	2021	2020	2019
Unused tax losses
Not expiring	430	570	688
Expiring in the following year	26	25	63
Expiring after the following year	309	338	373
Total unused tax losses	765	933	1,124
Deductible temporary differences	602	587	538
Unused research and development and foreign tax credits
Not expiring	28	26	28
Expiring after the following year	20	17	17
Total unused tax credits	48	43	45